Other Post-Employment Benefits and Other Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012
Other Postretirement Benefit Plans Legacy Diversey [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age of employee for entitlement of other post retirement benefit plans	55
Minimum number of years of service for entitlement of other post retirement benefit plans	10 years
Amortization period of transition obligation	20 years
Accumulated post-retirement benefit obligations, weighted-average discount rate	4.50%	3.80%
Belgian Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for 2014	4.00%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for 2014	7.00%
Health care cost trend rate downgraded	5.00%
Canada Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for 2014	7.00%
Health care cost trend rate downgraded	5.00%